Vessels, net	6 Months Ended
Jun. 30, 2025
Vessels, net [Abstract]
Vessels, net
4(a)	Vessels, net:

The balances in the accompanying unaudited interim condensed consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2024	409,264	(47,890)	361,374
— Additions	28,017	(1,556)	26,461
— Foreign currency translation differences	1,287	(55)	1,232
— Depreciation	-	(6,870)	(6,870)
Balance, June 30, 2025	438,568	(56,371)	382,197

As of June 30, 2025 title of ownership is held by the relevant lenders in respect of vessels with a carrying value of $367,461 to secure the relevant sale and lease back financing transactions and in the case of vessels financed via bank loans a vessel with a carrying value of $27,485 has been mortgaged as security under its respective loan facility.

4(b)	Advances for vessels under construction:

An analysis of Advances for vessels under construction is as follows:

Advances for vessels under construction
Balance, December 31, 2024	-
— Additions	8,567
— Advances paid	3,472
— Capitalized expenses	375
— Foreign currency translation differences	334
Balance, June 30, 2025	12,748